Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalent	$ 2,649,211	$ 4,193,839
Restricted cash		70,721
Accounts receivable, net	16,707,880	17,281,112
Loan receivable, net	1,312,298	1,351,915
Prepayments, deposits and other current assets, net	2,349,367	1,702,483
Total Current Assets	23,635,813	25,497,485
Property and equipment, net	5,876,294	5,980,692
Intangible assets, net	3,171,269	11,072,858
Prepayments, deposits and other assets	37,554,060	37,689,697
Long term investment	43,944
Goodwill		4,838,820
Right-of-use assets-operating lease	658,187	338,017
Deferred tax assets	791,759	977,450
Total Assets	71,731,326	86,395,019
CURRENT LIABILITIES:
Short-term bank loans	3,252,555	3,877,084
Accounts payable	16,381,903	18,073,964
Convertible notes		6,574,380
Deferred revenue	1,875,261	1,855,313
Operating lease liabilities -current	296,124	215,253
Taxes payable	126,825	244,770
Accrued expenses and other current liabilities	2,798,772	3,038,236
Total Current Liabilities	24,890,935	34,457,791
Operating lease liabilities -non-current	366,065	146,932
Deferred tax liabilities		1,882,829
Total Liabilities	25,257,000	36,487,552
COMMITMENTS AND CONTINGENCIES
EQUITY:
Additional paid-in capital	325,148,808	363,712,513
Subscription receivable	(4,711,396)	(55,906,186)
Accumulated deficit	(272,171,637)	(255,789,851)
Accumulated other comprehensive loss	(5,647,527)	(6,072,241)
Total X3 Holdings Co., Ltd.’s Shareholders’ Equity	42,618,434	45,944,303
Non-controlling interest	3,855,892	3,963,164
Total Equity	46,474,326	49,907,467
Total Liabilities and Equity	71,731,326	86,395,019
Related Party
CURRENT ASSETS:
Due from related parties	617,057	897,415
CURRENT LIABILITIES:
Due to a related party	222	218
Third Parties
CURRENT LIABILITIES:
Loan from third parties	159,273	578,573
Class A Common Shares
EQUITY:
Common shares, value	180	68
Class B Common Shares
EQUITY:
Common shares, value	$ 6